Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 98,415	$ 31,306	$ 24,779
Short-term investments	54,288	21,394	14,791
Accounts receivable, net	27,187	35,367	21,569
Deferred commissions	6,357	7,358	5,776
Prepaid expenses and other current assets	5,129	5,013	2,971
Total current assets	191,376	100,438	69,886
Property and equipment, net	6,493	6,212	2,650
Long-term investments	30,013		21,573
Restricted cash		200	1,200
Goodwill	8,724
Other assets		4,525	1,816
Intangible assets, net	8,917
Deferred income taxes, net		40	13
Other assets including restricted cash and deferred income taxes, net	4,649	4,765
Total assets	250,172	111,415	97,138
Current liabilities:
Accounts payable	4,663	1,780	583
Accrued payroll and payroll related liabilities	7,011	7,760	6,583
Accrued expenses and other current liabilities		4,658	3,699
Accrued expenses and other current liabilities including capital lease obligations	8,297	4,987
Deferred revenue	73,289	71,050	44,179
Capital lease obligations		329
Total current liabilities	93,260	85,577	55,044
Other liabilities including deferred revenue		4,266	2,265
Deferred revenue	3,461	3,084	2,133
Other liabilities	2,855	1,182
Total liabilities	99,576	89,843	57,309
Commitments and contingencies
Redeemable convertible preferred stock		99,182	92,740
Stockholders' equity (deficit):
Preferred stock, value
Common stock	5	3	3
Additional paid-in capital	249,502	8,443	11,193
Notes receivable from stockholder			(2,237)
Accumulated deficit	(98,708)	(86,047)	(61,789)
Accumulated other comprehensive loss	(203)	(9)	(81)
Total stockholders' equity (deficit)	150,596	(77,610)	(52,911)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 250,172	$ 111,415	$ 97,138